Derivative Financial Instruments (Location and Amount of Gains and Losses Related to Derivatives not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Details)
In Thousands
12 Months Ended
	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Nondesignated [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] JPY (¥)	Mar. 31, 2009 Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY (¥)	Mar. 31, 2009 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)	Mar. 31, 2009 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] USD ($)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)	Mar. 31, 2009 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY (¥)
Gain or (Loss) Recognized in Income on Derivative	¥ 173,000	¥ 44,000	$ 27,964	¥ 2,321,000	¥ 599,000	¥ (3,351,000)	$ 807	¥ 67,000	¥ (74,000)	¥ 291,000	$ 24,097	¥ 2,000,000	¥ (472,000)	¥ (3,072,000)	¥ 254,000	$ 3,060	¥ 1,145,000	¥ (570,000)